September 1, 1998



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C. 20549

Re: Transamerica Occidental Life Insurance Company and Transamerica Occidental Life Separate Account VA-5 (File No. 33-71746)

Dear Commissioner:

On behalf of Transamerica Occidental Life Insurance Company and Transamerica Life Separate Account VA-5 ("separate account"), incorporated by reference are the semi-annual reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 ("Act"). The funds are as follows:
American Century VP Capital Appreciation, Federated American Leaders Fund II, Federated Fund For U.S. Government Securities II, INVESCO VIF - High Yield Fund, INVESCO VIF - Industrial Income Fund, INVESCO VIF - Total Return Fund, Janus Aspen Growth Portfolio, Lexington Emerging Markets Fund, Schwab Money Market Portfolio, SteinRoe Capital Appreciation Fund and Strong Discovery Fund.

These semi-annual reports are for the period ending June 30, 1998, and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

If you have any questions regarding this filing, please contact the undersigned at (213) 742-3126.

Very truly yours,



Susan Vivino
Paralegal

cc:      R. Fink, Esq.

Enclosure


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--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
       Entity                      Fund                 File No.     Date Filed         Accession No.          CIK No.
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
American Century  VP  Capital Appreciation              811-5188      8-26-98     0000814680-98-000011          814680
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
Federated Insurance   Federated American Leaders        811-8042      8-19-98     0000912577-98-000011          912577
Series                Fund II/ Federated Fund for
                      U.S. Government Securities II
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
INVESCO VIF           High Yield/Industrial Income     811-08038      8-28-98     0000912744-98-000029          912744
                      /Total Return
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
Janus Aspen Series    Growth                           811-07736      8-26-98     0001012709-98-000317          906185
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
Lexington Emerging    Lexington Emerging Markets        811-8250      8-26-98     0000201196-98-000133          916764
Markets Fund, Inc.    Fund
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
Schwab Annuity        Schwab Money Market              811-08314      8-27-87     0000935069-98-000141          918266
Portfolios
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
SteinRoe Variable     Stein Roe Special Venture        811-05199      8-31-98     0000891804-98-001708          815425
Investment Trust      Fund, Variable Series
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------
Strong Discovery      Strong Discovery Fund II          811-6553      8-31-98     0000883644-98-000024          883644
Fund II, Inc.
--------------------- ------------------------------- ------------- ------------- --------------------------- -----------



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